SUPPLEMENT TO THE PROSPECTUSES DATED
                                  MARCH 1, 2006

                                 ----------------

                           DWS Core Fixed Income Fund
                            DWS High Income Plus Fund
                             DWS Short Duration Fund

Effective July 10, 2006, DWS Core Fixed Income Fund and DWS High Income Plus Fund are no longer offered through this prospectus. For a copy of each fund's current prospectus, please contact DWS Scudder.



















               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                       SCUDDER
July 10, 2006                                              Deutsche Bank Group